Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 54,476,651	$ 58,365,330
Receivables, net of allowance for bad debts of $0.8 million (2020: $0.5 million)	18,523,409	17,808,496
Prepaid expenses and other assets	3,161,888	3,683,910
Advances and deposits	3,779,031	2,516,646
Inventories	10,267,752	10,274,062
Vessel held for sale	0	9,895,000
Total current assets	90,208,731	102,543,444
Non-current assets
Investments and other assets, net	11,009,518	678,632
Vessels and vessel equipment, net	610,733,088	631,458,305
Deferred drydock expenditures, net	10,089,582	10,216,090
Advances for Ballast water treatment systems	2,032,894	2,568,874
Amount receivable in respect of finance leases	2,880,000	2,880,000
Non-current portion of derivative assets	255,139	0
Operating lease, right-of-use asset	1,348,032	1,662,510
Total non-current assets	638,348,253	649,464,411
TOTAL ASSETS	728,556,984	752,007,855
Current liabilities
Accounts payable	7,929,529	9,125,321
Accrued expenses and other liabilities	12,378,288	11,233,767
Deferred revenue	1,364,185	0
Accrued interest on debt and finance leases	708,130	769,304
Current portion of long-term debt	15,076,992	22,456,396
Current portion of finance lease obligations	20,724,948	18,454,222
Current portion of derivative liabilities	402,469	397,418
Current portion of operating lease obligations	332,868	463,559
Total current liabilities	58,917,409	62,899,987
Non-current liabilities
Non-current portion of long-term debt	136,470,315	188,054,568
Non-current portion of finance lease obligations	210,815,138	179,250,162
Non-current portion of derivative liabilities	0	433,974
Non-current portion of operating lease obligations	790,420	1,034,218
Total non-current liabilities	348,075,873	368,772,922
TOTAL LIABILITIES	406,993,282	431,672,909
Cumulative redeemable preferred stock	23,041,348	0
Stockholders' equity
Common stock	363,839	352,067
Additional paid in capital	425,312,334	418,180,983
Accumulated other comprehensive loss	(151,159)	(729,135)
Treasury stock	(15,635,765)	(15,635,765)
Accumulated deficit	(111,366,895)	(81,833,204)
Total stockholders' equity	298,522,354	320,334,946
Total stockholders' equity and preferred stock	321,563,702	320,334,946
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 728,556,984	$ 752,007,855